Derivative Liabilities (Tables)	3 Months Ended	15 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Derivative Liabilities Activity [Table Text Block]
	December31,	September30,
	2013	2013

Balance, beginning of the period	$904,000	$-
Fair value at issuance of derivative liability	-	919,000
Change in fair value of derivative liability	(683,000)	(15,000)
Transfer to equity upon modification of warrant terms	(221,000)	-
Balance, end of the period	$-	$904,000

	2013	2012

Balance, beginning of the period	$-	$67,500
Fair value at issuance of derivative liability	919,000	-
Change in fair value of derivative liability	(15,000)	(67,500)
Balance, end of the period	$904,000	$-